Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Company
	No. of shares
	('000)
	2023	2022
Authorised and in issue at January, 1	53,887	53,879
Share repurchase and cancelled	(1,128)	-
Issued for share plan	7	8
Authorised and in issue at December. 31	52,766	53,887